Deferred income tax - Tax (charge)/credit recognized in income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ 65	$ 140	$ (6)
Deferred tax assets not recognized in respect of tax losses	32	62
Tax losses	145	373
Deferred tax assets not recognized in respect of capital losses	51	50
Capital losses	243	239
Tax losses
Tax charges and credits
Tax (charge)/credit recognized in the income statement	18	(2)	(3)
Employee benefit obligations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	3	(21)	(13)
Depreciation timing differences
Tax charges and credits
Tax (charge)/credit recognized in the income statement	4	(6)	(13)
Provisions
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(1)	(26)
Temporary differences associated with investments in subsidiaries	0
Other deferred tax assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	12	(12)	(17)
Intangible assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	52	155	42
Accelerated depreciation and other fair value adjustments
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(20)	29	7
Other deferred tax liabilities
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ (3)	$ 23	$ (9)